Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	€ 25,454	€ 22,228
Switzerland
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	24,100	21,100
Austria
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	600	500
Slovenia
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	400	300
Philippines
Disclosure of net defined benefit liability (asset)
Defined benefit obligation	€ 400	€ 300